                                                                                                                                   April 9, 2020

BNY MELLON ETF TRUST

BNY Mellon International Equity ETF

BNY Mellon Emerging Markets Equity ETF

BNY Mellon Core Bond ETF

BNY Mellon Short Duration Corporate Bond ETF

BNY Mellon High Yield Beta ETF

Supplement to Current Summary Prospectus and Prospectus

Shares of the fund are not currently being offered.

ETF-STK-0420

                                                                                                                                   April 9, 2020

BNY MELLON ETF TRUST

BNY Mellon International Equity ETF

BNY Mellon Emerging Markets Equity ETF

BNY Mellon Core Bond ETF

BNY Mellon Short Duration Corporate Bond ETF

BNY Mellon High Yield Beta ETF

Supplement to Current Statement of Additional Information

Shares of the funds are not currently being offered.

ETF-SAISTK-0420